Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2021	Dec 31 2020
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$56,802	$3,371
Financial assets not measured at fair value:
Cash and cash equivalents	932,069	833,841
Trade and other receivables, excluding tax receivable	540,891	406,392
Restricted cash included in other assets	13,053	41,979
Total financial assets [2]	$1,542,815	$1,285,583
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$60,098	$181,372
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	660,475	500,056
Lease obligations, including current portion	717,101	722,234
Long-term debt, including current portion	2,158,192	2,363,372
Other long term liabilities, including current portion	28,985	29,430
Total financial liabilities	$3,624,851	$3,796,464
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
2 The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2021	Dec 31 2020
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$56,802	$3,371
Financial assets not measured at fair value:
Cash and cash equivalents	932,069	833,841
Trade and other receivables, excluding tax receivable	540,891	406,392
Restricted cash included in other assets	13,053	41,979
Total financial assets [2]	$1,542,815	$1,285,583
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$60,098	$181,372
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	660,475	500,056
Lease obligations, including current portion	717,101	722,234
Long-term debt, including current portion	2,158,192	2,363,372
Other long term liabilities, including current portion	28,985	29,430
Total financial liabilities	$3,624,851	$3,796,464
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,177,499	$2,292,787	$2,382,699	$2,559,771

Cash flow hedges with natural gas forward contracts

As at	Dec 31 2021	Dec 31 2020
Maturities	2022-2032	2021-2032
Notional quantity [1]	322,880	306,820
Notional quantity per day [1]	50 - 130	50 - 90
Notional amount	$1,053,917	$1,005,550
Net fair value - liability	$(3,986)	$(177,426)
1    In thousands of Metric Million British Thermal Units (MMBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2021	Dec 31 2020
Other current assets	$5,905	$410
Other non-current assets	50,208	2,961
Other current liabilities	(3,961)	(14,758)
Other long-term liabilities	(56,138)	(166,039)
Net fair value - liability	$(3,986)	$(177,426)

Maturity profile of fair value liabilities
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2021	Dec 31 2020
Within one year	$3,854	$14,887
1-3 years	24,250	45,467
3-5 years	21,500	63,025
More than 5 years	17,737	94,263
	$67,341	$217,642